SUMMARY OF EARNINGS PER SHARE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Loss per share, basic	$ (0.32)	$ (0.20)	$ (2.44)	$ (0.28)
Net Loss	$ (10,774,702)	$ (3,497,227)	$ (55,251,547)	$ (4,489,198)	[1]
Non-Controlling Interest	(627,543)	(145,673)	(206,021)	(173,959)	[1]
Loss Attributed to Ordinary Shareholders	$ (10,147,159)	$ (3,351,554)	$ (55,045,526)	$ (4,315,239)	[1]
Weighted Average Number of Ordinary Shares
Issued at the beginning of the year	27,705,227	16,155,812	16,155,812	16,155,812
Issued in current Year	23,194,830	8,618,637	11,549,415
Issued at the end of the year	50,900,057	24,774,449	27,705,227	16,155,812
Weighted Average	33,668,483	17,794,634	22,634,366	16,155,812
Diluted earnings (loss) per share:
Share Options and RSUs	1,668,647	202,639	1,511,664	7,138,140
Loss per share, diluted	$ (0.32)	$ (0.20)	$ (2.44)	$ (0.28)

[1]	Restatement details in Note 2